Foreign Exchange Translation Gain/(Loss) (Tables)	12 Months Ended
Jun. 30, 2025
Foreign Exchange Translation Gain/(Loss) [Abstract]
Foreign Exchange Translation Gain/Loss

	SA Rand
Figures in million	2025	2024	2023
Borrowings (a)	46	83	(820)
Other items (b)	(153)	14	186
Total foreign exchange translation gain/(loss)	(107)	97	(634)
(a)The gain in 2025 and 2024 was predominantly caused by favourable translations on US dollar loan balances. The favourable translations on US dollar loans are attributable to the Rand strengthening against the US dollar, evidenced by a closing exchange rate of R17.75/US$1 (2024: R18.19/US$1) (2023:18.83 /US$1).
The loss in 2023 was predominantly caused by unfavourable translations on US dollar loan balances. The unfavourable translations on US dollar loans are attributable to the Rand weakening against the US dollar. Also contributing to the loss for 2023 was the draw down of US$170 million (R2 919 million) during the year for the acquisition of the Eva Copper
Project and other assets.
(b)This relates mainly to the translation of metal trade receivables and cash denominated in a foreign currency to the functional currencies of the operating entities.